Organization and Operations - Composition of the group (Details)			6 Months Ended
		Feb. 09, 2017	Jun. 30, 2018 item m³
Organization and Operations
Ownership interest in subsidiary (in percent)			100.00%
Number of owned LNG carriers operating in the Cool Pool | item			6
The Cool Pool Limited / Joint venture
Organization and Operations
Ownership interest in joint venture (in percent)			33.33%
LNG Cargo capacity (in cbm) per vessel	[1]		0
Number of LNG carriers operating in the Cool Pool | item			17
Dynagas - Cool Pool participant
Organization and Operations
Number of vessels removed from Cool Pool | item			3
Number of owned LNG carriers operating in the Cool Pool | item			1
Golar - Cool Pool participant
Organization and Operations
Number of owned LNG carriers operating in the Cool Pool | item			10
Egypt LNG Shipping Ltd / Associate
Organization and Operations
Ownership interest in associate (in percent)			25.00%
LNG Cargo capacity (in cbm) per vessel			145,000
Gastrade
Organization and Operations
Ownership interest in associate (in percent)		20.00%
GAS-one Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-two Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-six Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-nine Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-ten Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-twelve Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-fifteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			153,600
GAS-eighteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000
GAS-twenty two Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-twenty three Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[2]		174,000
GAS-twenty four Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-twenty five Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-twenty six Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[3]		170,000
GAS-twenty seven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			170,000
GAS-twenty eight Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[2],[4]		180,000
Number years the vessel is to be chartered			7 years
GAS-twenty nine Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[2]		180,000
GAS-thirty Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[2]		180,000
GAS-thirty one Ltd.
Organization and Operations
LNG Cargo capacity (in cbm) per vessel	[2]		180,000
29.1% interest subsidiaries
Organization and Operations
Ownership interest in subsidiary (in percent)			29.10%
GAS-three Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-four Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-five Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-seven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-eight Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			155,000
GAS-eleven Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-thirteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-fourteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			174,000
GAS-sixteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000
GAS-seventeen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000
GAS-nineteen Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000
GAS-twenty Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000
GAS-twenty one Ltd
Organization and Operations
LNG Cargo capacity (in cbm) per vessel			145,000

[1]	On October 1, 2015, GasLog Carriers, Dynagas Ltd. (“Dynagas”) and Golar LNG Limited (“Golar”) ("Pool Owners") and The Cool Pool Limited signed a LNG carrier pooling agreement (the “LNG Carrier Pool” or “Pool Agreement”) to market their vessels, which are currently operating in the LNG shipping spot market. As of June 30, 2018, the LNG Carrier Pool - named the “Cool Pool” - consists of 17 modern, high quality and essentially equivalent vessels powered by fuel efficient tri-fuel diesel electric (“TFDE”) propulsion technology. The participation of the Pool Owners’ vessels in the Cool Pool is as follows: Dynagas: one vessel; GasLog: six vessels; and Golar: ten vessels.
[2]	For newbuildings, expected delivery quarters as of June 30, 2018 are presented.
[3]	On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui Co. Ltd. (“Mitsui”). Refer to Note 6.
[4]	On January 12, 2018, GasLog entered into a shipbuilding contract with Samsung Heavy Industries Co. Ltd (“Samsung”) for the construction of a 180,000 cbm GTT Mark III Flex LNG Carrier with LP-2S propulsion (Hull No. 2213) that is scheduled to be delivered in the second quarter of 2020. This vessel will be the vessel to be chartered to Centrica for an initial period of approximately seven years. The 180,000 cbm GTT Mark III Flex Plus LNG Carrier with LP-2S propulsion (Hull No. 2212) to be delivered in the third quarter of 2019 is currently without charter